Derivative Instruments (Predecessor) (Tables)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Derivative instruments
Schedule of financial derivatives

		March 31, 2014
Derivatives not designated as hedging instruments	Balance sheet Location	Asset derivatives	Liability derivatives
Interest rate swap agreements	Long-term liabilities—Derivatives instruments	—	14,062,416

Derivatives not designated		March 31, 2013
as hedging instruments	Balance sheet location	Asset derivatives	Liability derivatives
Interest Rate Swap Agreements	Long-term liabilities—Derivatives instruments	—	21,369,878
Total derivatives not designated as hedging instruments		—	21,369,878

Schedule of effect of derivative instruments on the combined statements of operations

Derivatives not designated as hedging instruments	Location of gain/(loss) recognized	July 1, 2013 to March 31, 2014
Interest Rate Swap—Change in fair value	Loss on derivatives—net	2,623,456
Interest Rate Swap—Realized loss	Loss on derivatives—net	(3,727,457)
Loss on derivatives—net		(1,104,001)

Derivatives not designated as	Location of	April 1, 2013 to July 28, 2013	Year ended March 31,
hedging instruments	gain/(loss) recognized	(Unaudited)	2013	2012
Interest Rate Swap—Change in fair value	Gain/(loss) on derivatives	4,684,007	(13,680)	(4,607,773)
Interest Rate Swap—Realized loss	Gain/(loss) on derivatives	(1,853,802)	(5,574,799)	(6,335,543)
Total gain/(loss) on derivatives		2,830,205	(5,588,479)	(10,943,316)